Loan Receivable Disclosure: Schedule of Loan Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Loan Receivables

	2018 $	2017 $
Opening balance	220,380	-
Addition - transferred from loan payable	(14,109)	-
Addition - cash	209,938	220,000
Repayment	(61,625)	-
Interest	5,819	1,045
Write off	(111,652)	-
Foreign exchange	1,113	(665)
	249,864	220,380